Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Operating activities:
Net loss for the period	$ (816)	$ 612	$ (2,028)	$ (227)
Interest paid			(49)	(22)
Income tax paid			(10)	(3)
Adjustments for:
Depreciation of property and equipment			365	162
Amortization of intangible assets	68	79	124	157
Depreciation of right of use assets	85	86	172	162	$ 333
Share-based compensation expense	29	115	72	241
Gain on derecognition of right of use assets			(27)
Financing costs			51	33
Gain on foreign currency translation			(414)	(21)
Changes in working capital:
Amounts receivable			2,598	(277)
Unbilled revenue and prepaid expenses			2,505	(145)
Accounts payable and accrued liabilities			(2,237)	301
Unearned revenue			302	812
Cash flows (used by) provided in operating activities			1,424	1,173
Investing activities:
Purchase of property and equipment			(223)	(1,074)
Additions to intangible assets			(54)	(143)
Cash flows used in investing activities			(277)	(1,217)
Financing activities:
Proceeds from private placement			8,692	37
Issuance costs			(805)	(16)
Exercise of warrants			65	155
Cash paid for settlement of share-based awards			(1,780)
Payment of lease obligations			(172)	(186)
Repayment of bank loan			(18)	(21)
Repayment of loan payable			(47)
Repayment of government loans			(78)	(56)
Cash flows provided by (used in) financing activities			5,857	(87)
Effect of foreign exchange on cash			341	(15)
Increase (decrease) in cash			7,345	(146)
Cash, beginning of period			445	677	677
Cash, end of period	$ 7,790	$ 531	$ 7,790	$ 531	$ 445